BANK FINANCIAL ASSETS AND LIABILITIES - Group's liquidity analysis for its derivative financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Group's liquidity analysis for its derivative financial instruments
Financial assets	₽ 202,811	₽ 166,124
Financial liabilities	(180,825)	(148,825)
Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(5,364)	(9,097)
Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	178,186	137,736
Financial liabilities	(133,558)	(113,186)
Fixed interest rate risk | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(12,044)
Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(98,946)
Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(1,570)
Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(626)
Fixed interest rate risk | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets	21,824	13,273
Financial liabilities	(23,089)
Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	16,915	1,831
Financial liabilities	(108,043)
Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	129,863	107,179
Financial liabilities	(1,840)
Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	9,584	15,453
Financial liabilities	(586)
Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	24,625	28,388
Financial liabilities	(47,267)	(35,639)
Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(2)	(25)
Non-interest bearing financial instruments | Obligation to deliver securities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(272)
Non-interest bearing financial instruments | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,372)	(261)
Non-interest bearing financial instruments | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(41,698)	(30,152)
Non-interest bearing financial instruments | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(858)
Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(4,195)	(4,071)
Non-interest bearing financial instruments | Cash and cash equivalents
Group's liquidity analysis for its derivative financial instruments
Financial assets	22,274	26,244
Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,180	1,300
Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets	2	26
Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,169	818
Up to 30 days
Group's liquidity analysis for its derivative financial instruments
Financial assets	69,625	46,868
Financial liabilities	(91,306)	(61,255)
Liquidity gap	(21,681)	(14,387)
Stable source of funding	42,378	40,625
Net liquidity gap	20,697	26,238
Cumulative liquidity gap	20,697	26,238
Up to 30 days | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	8,776	6,802
Up to 30 days | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	45,208	19,475
Financial liabilities	(46,004)	(28,583)
Up to 30 days | Fixed interest rate risk | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(12,044)
Up to 30 days | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(16,094)
Up to 30 days | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(445)
Up to 30 days | Fixed interest rate risk | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets	21,823	13,273
Financial liabilities	(22,962)
Up to 30 days | Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	16,915	1,831
Financial liabilities	(21,827)
Up to 30 days | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	6,455	4,366
Financial liabilities	(1,204)
Up to 30 days | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	15	5
Financial liabilities	(11)
Up to 30 days | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	24,417	27,393
Financial liabilities	(45,302)	(32,672)
Up to 30 days | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1)
Up to 30 days | Non-interest bearing financial instruments | Obligation to deliver securities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(272)
Up to 30 days | Non-interest bearing financial instruments | Due to banks and other financial institutions
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,372)	(261)
Up to 30 days | Non-interest bearing financial instruments | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(41,698)	(30,152)
Up to 30 days | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(2,231)	(1,987)
Up to 30 days | Non-interest bearing financial instruments | Cash and cash equivalents
Group's liquidity analysis for its derivative financial instruments
Financial assets	22,274	26,244
Up to 30 days | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets	1,180	466
Up to 30 days | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets	1
Up to 30 days | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	962	683
1 month to 3 months
Group's liquidity analysis for its derivative financial instruments
Financial assets	16,241	12,555
Financial liabilities	(15,649)	(14,045)
Liquidity gap	592	(1,490)
Stable source of funding	1,823	641
Net liquidity gap	2,415	(849)
Cumulative liquidity gap	23,112	25,389
1 month to 3 months | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(7,808)	593
1 month to 3 months | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	16,115	12,344
Financial liabilities	(15,156)	(13,462)
1 month to 3 months | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(12,746)
1 month to 3 months | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(701)
1 month to 3 months | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(15)
1 month to 3 months | Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(15,109)
1 month to 3 months | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	15,949	12,334
1 month to 3 months | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	166	10
Financial liabilities	(47)
1 month to 3 months | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	126	211
Financial liabilities	(493)	(583)
1 month to 3 months | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1)	(25)
1 month to 3 months | Non-interest bearing financial instruments | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(8)
1 month to 3 months | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(492)	(550)
1 month to 3 months | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets		128
1 month to 3 months | Non-interest bearing financial instruments | Currency forwards and options not designated as hedges
Group's liquidity analysis for its derivative financial instruments
Financial assets	1	26
1 month to 3 months | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	125	57
3 months to 1 year
Group's liquidity analysis for its derivative financial instruments
Financial assets	39,594	40,184
Financial liabilities	(71,820)	(71,080)
Liquidity gap	(32,226)	(30,896)
Stable source of funding	30,814	30,855
Net liquidity gap	(1,412)	(41)
Cumulative liquidity gap	21,700	25,348
3 months to 1 year | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(4,361)	(13,532)
3 months to 1 year | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	39,559	39,430
Financial liabilities	(70,348)	(69,482)
3 months to 1 year | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(69,178)
3 months to 1 year | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(70)
3 months to 1 year | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(234)
3 months to 1 year | Fixed interest rate risk | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(127)
3 months to 1 year | Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(69,684)
3 months to 1 year | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	38,916	33,371
Financial liabilities	(341)
3 months to 1 year | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	643	6,059
Financial liabilities	(196)
3 months to 1 year | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	35	754
Financial liabilities	(1,472)	(1,598)
3 months to 1 year | Non-interest bearing financial instruments | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(64)
3 months to 1 year | Non-interest bearing financial instruments | Other financial liabilities
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,472)	(1,534)
3 months to 1 year | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets		697
3 months to 1 year | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	35	57
1 year to 5 years
Group's liquidity analysis for its derivative financial instruments
Financial assets	66,182	58,084
Financial liabilities	(2,050)	(1,982)
Liquidity gap	64,132	56,102
Stable source of funding	(15,970)	(14,270)
Net liquidity gap	48,162	41,832
Cumulative liquidity gap	69,862	67,180
1 year to 5 years | Intercompany balances
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,971)	(2,960)
1 year to 5 years | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	66,182	58,075
Financial liabilities	(2,050)	(1,659)
1 year to 5 years | Fixed interest rate risk | Customer accounts
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(928)
1 year to 5 years | Fixed interest rate risk | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(354)
1 year to 5 years | Fixed interest rate risk | Lease obligations
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(377)
1 year to 5 years | Fixed interest rate risk | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial liabilities	(1,423)
1 year to 5 years | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	57,422	49,138
Financial liabilities	(295)
1 year to 5 years | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets	8,760	8,937
Financial liabilities	(332)
1 year to 5 years | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets		9
Financial liabilities		(323)
1 year to 5 years | Non-interest bearing financial instruments | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(323)
1 year to 5 years | Non-interest bearing financial instruments | Due from banks
Group's liquidity analysis for its derivative financial instruments
Financial assets		9
Over 5 years
Group's liquidity analysis for its derivative financial instruments
Financial assets	8,971	6,629
Financial liabilities		(463)
Liquidity gap	8,971	6,166
Stable source of funding	(59,045)	(57,852)
Net liquidity gap	(50,074)	(51,686)
Cumulative liquidity gap	19,788	15,494
Over 5 years | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	8,971	6,629
Over 5 years | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	8,971	6,187
Over 5 years | Fixed interest rate risk | Investment securities
Group's liquidity analysis for its derivative financial instruments
Financial assets		442
Over 5 years | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(463)
Over 5 years | Non-interest bearing financial instruments | Debt securities issued
Group's liquidity analysis for its derivative financial instruments
Financial liabilities		(463)
Maturity undefined
Group's liquidity analysis for its derivative financial instruments
Financial assets	2,198	1,804
Maturity undefined | Fixed interest rate risk
Group's liquidity analysis for its derivative financial instruments
Financial assets	2,151	1,783
Maturity undefined | Fixed interest rate risk | Financial assets at fair value through profit or loss
Group's liquidity analysis for its derivative financial instruments
Financial assets	1
Maturity undefined | Fixed interest rate risk | Loans to customers
Group's liquidity analysis for its derivative financial instruments
Financial assets	2,150	1,783
Maturity undefined | Non-interest bearing financial instruments
Group's liquidity analysis for its derivative financial instruments
Financial assets	47	21
Maturity undefined | Non-interest bearing financial instruments | Other financial assets
Group's liquidity analysis for its derivative financial instruments
Financial assets	₽ 47	₽ 21